SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Estimated useful lives)	Jul. 31, 2026
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Estimated Useful Life	10 years